Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
Accounts Receivable
Accounts receivable consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Accounts receivable, gross	1,054,574	809,299
Allowance for doubtful receivables	(2,070)	(5,603)
Accounts receivable, net	1,052,504	803,696

The decrease in accounts receivable as of December 31, 2015 compared to December 31, 2014 was mainly caused by relatively high payments received from customers prior to year-end 2015.
The carrying amount of the accounts receivable approximates the fair value. We perform ongoing credit evaluations on our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay.
Movements of the allowance for doubtful receivables are as follows:

Year ended December 31	2014	2015
(in thousands)	EUR	EUR

Balance at beginning of year	(1,848)	(2,070)
Addition for the year [1]	(133)	(3,870)
Effect of changes in exchange rates	(98)	(131)
Utilization of the provision	9	468
Balance at end of year	(2,070)	(5,603)

1.	The addition for the year is recorded in cost of sales.